Consolidated Statements of Operations and Comprehensive Income/(Loss)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues:
Total net revenues	¥ 50,815,416	$ 7,157,202	¥ 41,353,741	¥ 34,436,772
Cost of revenues	(46,850,314)	(6,598,729)	(40,404,962)	(17,356,450)
Gross profit	3,965,102	558,473	948,779	17,080,322
Operating expenses:
General and administrative expenses	(25,445,401)	(3,583,910)	(27,664,531)	(18,372,763)
Selling and marketing expenses	(18,300)	(2,578)	(61,645)
Impairment loss on goodwill	(22,677,921)	(3,194,118)	(18,842,000)
Expected credit loss for receivables and other assets	(65,138,293)	(9,174,537)
Total operating expenses	(113,279,915)	(15,955,143)	(46,568,176)	(18,372,763)
Operating loss	(109,314,813)	(15,396,670)	(45,619,397)	(1,292,441)
Interest expense	(3,634,721)	(511,940)	(4,014,414)	(2,393,178)
Interest income	134,011	18,875	73,705	14,834
Fair value change gain of contingent consideration			22,850,000
Other income, net	12,339,894	1,738,038	16,838,728	4,590,580
Income/(loss) before income tax expense	(100,475,629)	(14,151,697)	(9,871,378)	919,795
Income tax expenses	(3,119,576)	(439,383)	(48,391)	(670,976)
Income/(loss) from continuing operations, net of tax	(103,595,205)	(14,591,080)	(9,919,769)	248,819
(Loss)/income from discontinued operation, net of tax	(23,394,661)	(3,295,070)	1,828,539	(244,068,780)
Net loss	(126,989,866)	(17,886,150)	(8,091,230)	(243,819,961)
Net loss attributable to Lixiang Education Holding Co., Ltd. shareholders	(126,630,648)	(17,835,555)	(7,789,861)	(243,819,961)
Net loss attributable to non-controlling interests	(359,218)	(50,595)	(301,369)
Foreign currency translation adjustment, net of tax	2,970,553	418,394	18,057,155	(4,586,027)
Comprehensive (loss)/income	(124,019,313)	(17,467,756)	9,965,925	(248,405,988)
Total comprehensive loss attributable to non-controlling interests	(359,218)	(50,595)	(301,369)
Total comprehensive (loss)/income attributable to Lixiang Education Holding Co., Ltd. shareholders	¥ (123,660,095)	$ (17,417,161)	¥ 10,267,294	¥ (248,405,988)
Earnings/(loss) per ordinary share attributable to Lixiang Education Holding Co., Ltd. shareholders from continuing operation (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.32)	$ (0.19)	¥ (0.15)	¥ 0
(Loss)/Earnings per ordinary share attributable to Lixiang Education Holding Co., Ltd. shareholders from discontinued operation (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.3)	$ (0.04)	¥ 0.03	¥ (3.66)
Weighted average number of ordinary shares outstanding (in Shares)	78,584,808	78,584,808	66,667,000	66,667,000
Revenue from third parties
Net revenues:
Total net revenues	¥ 50,061,131	$ 7,050,963	¥ 40,599,456	¥ 8,512,992
Revenue from related party
Net revenues:
Total net revenues	754,285	106,239	754,285	906,667
Revenue from Affected Entity
Net revenues:
Total net revenues				¥ 25,017,113